Inventories (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Inventories
Write-downs (reversals of write-downs) of inventories			$ 214		$ 218
Direct manufacturing costs materials expensed amount	$ 11,240	$ 11,703	$ 32,767	$ 22,268